Annual Total Returns [BarChart] - VY Columbia Small Cap Value II Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(2.96%)
2012	14.01%
2013	39.58%
2014	4.12%
2015	(3.21%)
2016	23.41%
2017	10.65%
2018	(17.96%)
2019	19.88%
2020	9.28%